Restricted Share Units	6 Months Ended
Apr. 30, 2023
Restricted Share Units [Abstract]
Restricted Share Units
9.	Restricted Share Units

On August 4, 2021, the Company approved an RSU plan, which is designed to provide certain directors, officers, employees, and consultants of the Company with the opportunity to acquire RSU’s of the Company. Each unit is equivalent in value to a common share and upon vesting results in the holder thereof being issued, at the discretion of the Board, either (i) a common share, or (ii) an amount of cash equal to the fair market value of a common share.

During the six months ended April 30, 2023, the Company recognized share-based compensation of $118,004, being the fair value of the RSU’s vesting during the period. This amount was charged against the RSU reserve in the Condensed Interim Consolidated Statement of Changes in Shareholders’ Equity (2022 - $132,513).

The following table summarizes the continuity of RSUs:

	Number of RSUs	Weighted average issue price (C$)	Weighted average issue price (USD$)

Balance, October 31, 2021	–	$–	$–

Granted	35,328	10.55	7.75
Vested	(35,328)	10.55	7.75

Balance, October 31, 2022	–	$–	$–

Granted (i)	34,630	1.67	1.23
Vested	(34,630)	1.67	1.23

Balance, April 30, 2023	–	$–	$–

(i)	During the six months ended April 30, 2023, the Company issued 34,630 RSU’s with a fair value of $77,632 to consultants.